Document and Entity Information	0 Months Ended
Jun. 13, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 13, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jun. 13, 2014
Document Effective Date	Jun. 13, 2014
Prospectus Date	Mar. 31, 2014
PACE® Intermediate Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCIFX
PACE® Intermediate Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PIFAX
PACE® Intermediate Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PIICX
PACE® Intermediate Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PIFYX